RECENT REAL ESTATE TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Real Estate [Abstract]
RECENT REAL ESTATE TRANSACTIONS

3. RECENT REAL ESTATE TRANSACTIONS

During the three months ended March 31, 2020, the Company disposed of the following properties:

•	Centennial Tech Center, which was sold on February 5, 2020 for approximately $15.0 million and the Company recognized a loss of approximately $913,000.

•	Union Terrace, which was sold on March 13, 2020 for approximately $11.3 million and the Company recognized a gain of approximately $688,000.

During the three months ended March 31, 2020, the Company acquired 10 model homes for approximately $3.6 million. The purchase price was paid through cash payments of approximately $1.1 million and mortgage notes of approximately $2.5 million.

During the three months ended March 31, 2020, the Company disposed of 8 model homes for approximately $2.8 million and recognized a gain of approximately $215,000.

During the three months ended March 31, 2019, the Company disposed of the following property:

•	Morena Office Center, which was sold on January 15, 2019 for approximately $5.6 million and the Company recognized a gain of approximately $700,000.

During the three months ended March 31, 2019, the Company disposed of 15 model homes for approximately $5.8 million and recognized a gain of approximately $514,000.

3. RECENT REAL ESTATE TRANSACTIONS

During year ended December 31, 2019 and 2018 we disposed of the following properties:

•	Morena Office Center, which was sold on January 15, 2019 for approximately $5.6 million and the Company recognized a gain of approximately $700,000.

•	Nightingale land, which was sold on May 8, 2019 for approximately $875,000 and the Company recognized a loss of approximately $93,000.

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On July 1, 2019, NetREIT Genesis, LLC sold a 43% tenants-in-common interest in Genesis Plaza (“TIC Interest”) for $5.6 million to a newly formed entity, NetREIT Genesis II, LLC, in which NetREIT Casa Grande LP is the sole member. NetREIT Casa Grande LP owned and sold Morena Office Center on January 15, 2019. The sale of the TIC Interest was structured as a 1031 exchange and included $2.9 million in cash and assumption of debt. The Company remains a guarantor of the debt and NetREIT Genesis, LLC and NetREIT Genesis II, LLC are jointly and severally liable for the debt securing Genesis Plaza, the financial terms and conditions of which remain materially unchanged.

•	The Presidio office building, which was sold on July 31, 2019 for approximately $12.3 million and the Company recognized a gain of approximately $4.5 million.

•	During the year ended December 31, 2019, we disposed of 41 model homes for approximately $14.6 million and recognized a gain of approximately $1.2 million.

•	In December 31, 2018, we sold the following:

•	Port of San Diego Complex for approximately $24.8 million and recognized a gain of approximately $10.0 million.

•	Yucca Valley Retail Center for approximately $7.8 million and recognized a gain of approximately $1.4 million.

•	Pacific Oaks Plaza for approximately $3.9 million and recognized a loss of approximately $232,000.

•	During the year ended December 31, 2018, we disposed of 33 model homes for approximately $12.6 million and recognized a gain of approximately $988,000.

During the year ended December 31, 2019, the Company acquired 33 Model Homes properties and leased them back to the home builders. The purchase price for the properties totaled $ 13.0 million. The Company allocated the purchase price of the properties acquired during 2019 as follows:

	Land	Buildings and Other	Total Purchase Price
Model Home Properties	$2,495,436	$10,542,126	$13,037,562

During the year ended December 31, 2019, the Company disposed of real estate assets with a net carrying value of approximately $25.1 million and recorded a gain on sale of approximately $6.3 million